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                           PRUDENTIAL MUTUAL FUNDS
                   Prudential National Municipals Fund, Inc.

The section entitled 'TABLE OF CONTENTS' in the Statement of Additional Information dated March 3, 2000, is amended by changing the page reference for Financial Statements to B-42.